Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of changes in property, plant and equipment

·	Changes in property, plant and equipment

	Balance at December 2020	Additions	Write-offs (i)	Transfers	Balance at December 2021

Total cost of property, plant and equipment, gross	47,429,167	5,572,362	(3,841,851)	-	49,159,678
Commutation/transmission equipment	25,875,916	26,905	(2,920,511)	2,872,144	25,854,454
Fiber optic cables	878,100	-	(125,366)	25,778	778,512
Leased handsets	2,643,336	805	(13,495)	175,808	2,806,454
Infrastructure	6,436,572	-	(511,635)	518,348	6,443,285
Informatics assets	1,770,386	-	(46,584)	32,538	1,756,340
General use assets	902,287	-	(43,401)	57,959	916,845
Right-of-use assets	8,367,895	1,591,307	(179,875)	-	9,779,327
Land	40,794	-	-	-	40,794
Construction in progress	513,881	3,953,345	(984)	(3,682,575)	783,667

Total Accumulated Depreciation	(29,328,469)	(3,951,760)	2,428,951	-	(30,851,278)
Commutation/transmission equipment	(18,130,526)	(1,983,589)	1,926,121	-	(18,187,994)
Fiber optic cables	(482,613)	(65,669)	26,077	-	(522,205)
Leased handsets	(2,398,217)	(145,661)	9,187	-	(2,534,691)
Infrastructure	(4,018,854)	(408,540)	384,239	-	(4,043,155)
Informatics assets	(1,617,970)	(58,209)	46,449	-	(1,629,730)
General use assets	(637,903)	(48,204)	36,878	-	(649,229)
Right-of-use assets	(2,042,386)	(1,241,888)	-	-	(3,284,274)
Total property, plant and equipment, net	18,100,698	1,620,602	(1,412,900)	-	18,308,400
Commutation/transmission equipment	7,745,390	(1,956,684)	(994,390)	2,872,144	7,666,460
Fiber optic cables	395,487	(65,669)	(99,289)	25,778	256,307
Leased handsets	245,119	(144,856)	(4,308)	175,808	271,763
Infrastructure	2,417,718	(408,540)	(127,396)	518,348	2,400,130
Informatics assets	152,416	(58,209)	(135)	32,538	126,610
General use assets	264,384	(48,204)	(6,523)	57,959	267,616
Right-of-use assets	6,325,509	349,419	(179,875)	-	6,495,053
Land	40,794	-	-	-	40,794
Construction in progress	513,881	3,953,345	(984)	(3,682,575)	783,667

(i)	Net write-offs are mainly represented by:

·	R$ 1,218,340 as write-off of property, plant and equipment, which makes up part of the balance of R$ 1,211,789 of net assets that was paid-in as share capital of I-Systems (formerly FiberCo) on November 1, 2021, as described in note 1.

·	R$ 179,875 in right-of-use assets due to remeasurement of contracts, including changes in the term and scope of leases.

	Balance in December 2019	Additions	Write-offs (i)	Transfers	Balance in December 2020

Total cost of property, plant and equipment, gross	43,358,751	4,687,207	(616,791)	-	47,429,167
Commutation/transmission equipment	22,817,681	10,464	(174,249)	3,222,020	25,875,916
Fiber optic cables	813,589	-	-	64,511	878,100
Leased handsets	2,489,995	912	(7,140)	159,569	2,643,336
Infrastructure	6,096,847	92,234	(8,063)	255,554	6,436,572
Informatics assets	1,721,251	1	(9,996)	59,130	1,770,386
General use assets	859,505	1	(1,544)	44,325	902,287
Right-of-use assets	6,933,416	1,849,539	(415,060)	-	8,367,895
Land	40,794	-	-	-	40,794
Construction in progress	1,585,673	2,734,056	(739)	(3,805,109)	513,881
					-
Total accumulated depreciation	(25,746,587)	(3,767,678)	185,796	-	(29,328,469)
Commutation/transmission equipment	(16,389,213)	(1,906,480)	165,167	-	(18,130,526)
Fiber optic cables	(410,567)	(72,046)	-	-	(482,613)
Leased handsets	(2,256,863)	(143,309)	1,955	-	(2,398,217)
Infrastructure	(3,593,833)	(432,549)	7,528	-	(4,018,854)
Informatics assets	(1,565,309)	(62,649)	9,988	-	(1,617,970)
General use assets	(590,658)	(48,403)	1,158	-	(637,903)
Right-of-use assets	(940,144)	(1,102,242)	-	-	(2,042,386)
Total property, plant and equipment, net	17,612,164	919,529	(430,995)	-	18,100,698
Commutation/transmission equipment	6,428,468	(1,896,016)	(9,082)	3,222,020	7,745,390
Fiber optic cables	403,022	(72,046)	-	64,511	395,487
Leased handsets	233,132	(142,397)	(5,185)	159,569	245,119
Infrastructure	2,503,014	(340,315)	(535)	255,554	2,417,718
Informatics assets	155,942	(62,648)	(8)	59,130	152,416
General use assets	268,847	(48,402)	(386)	44,325	264,384
Right-of-use assets	5,993,272	747,297	(415,060)	-	6,325,509
Land	40,794	-	-	-	40,794
Construction in progress	1,585,673	2,734,056	(739)	(3,805,109)	513,881

(i)	The amount of R$ 415,060 is represented by remeasurement of contracts and includes changes in the term and scope of leases and a review of the estimate in relation to low-value vehicle contracts.

The construction in progress represent the cost of projects in progress related to the construction of networks and/or other tangible assets in the period of their construction and installation, until the moment they come into operation, when they will be transferred to the corresponding accounts of these assets.

The lease rights of use are represented by leased agreements of identifiable assets within the scope of IFRS16 standard. These rights refer to leases of network infrastructure, stores and kiosks, real estate, land (Network) and fiber, as below:

Right-of-use assets	Network infrastructure	Shops & kiosks & real estate	Land (Network)	Fiber	Total
Balances at December 31, 2020	3,019,900	400,262	1,500,909	1,404,438	6,325,509
Additions	630,805	295,874	237,150	427,478	1,591,307
Remeasurement	(83,606)	(45,312)	(23,772)	(27,185)	(179,875)
Depreciation	(518,590)	(109,512)	(210,054)	(403,732)	(1,241,888)
Balances at December 31, 2021	3,048,509	541,312	1,504,233	1,400,999	6,495,053

Useful life – %	7.86%	9.70%	9.47%	3.24%

Schedule of depreciation rates
·	Depreciation rates
Annual fee %
Commutation/transmission equipment	08–14.29
Fiber optic cables	4–10
Leased handsets	14.28–50
Infrastructure	4–20
Informatics assets	10–20
General use assets	10–20